                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F
                             Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-5972
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  May 13, 1999
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

                                                 Navellier Management, Inc.
                                                          FORM 13F
                                                       March 31, 1999

                                 Title                                          Investment Discretion           Voting Authority
                                 of                                             ---------------------      ------------------------
Security                         Class   CUSIP     Market Value    Quantity  Sole  Share  Other  Managers   Sole      Share   None
-------------------------        -----  ---------  -------------   --------  ----  -----  -----  --------  --------  ------- ------

COMMON STOCK
------------
Abercrombie & Fitch              COM    002896207     524,902.50     5,690     x                             5,690
Advantage Learning System        COM    00757K100     450,406.25    14,500     x                            14,500
America Online                   COM    02364J104     389,550.00     2,650     x                             2,650
American Eagle Outfitters        COM    02553E106   2,169,995.76    30,270     x                            30,270
American Insd Mtg Invs           COM    026862102     105,062.50    41,000     x                            41,000
American Locker Group.           COM    027284108     210,000.00    15,000     x                            15,000
Ameritech                        COM    030954101     226,178.12     3,925     x                             3,925
Ameritrade Holding Corp.         COM    03072H109   3,575,325.00    57,900     x                            57,900
Amgen                            COM    031162100   2,659,560.00    35,520     x                            35,520
Amtran Inc.                      COM    03234G106     190,000.00    10,000     x                            10,000
Andrx Corp.                      COM    034551101     455,625.00     5,000     x                             5,000
AnnTaylor Stores                 COM    036115103   2,600,463.80    58,850     x                            58,850
Astec Industries                 COM    046224101   1,821,625.00    59,000     x                            59,000
Bard C R Inc                     COM    067383109   4,826,916.60    95,700     x                            95,700
Bel Fuse Inc.                    COM    077347201     287,000.00     7,000     x                             7,000
Best Buy                         COM    086516101     740,480.00    14,240     x                            14,240
Biogen                           COM    090597105     422,958.10     3,700     x                             3,700
CNET Inc.                        COM    125945105   1,842,500.00    20,000     x                            20,000
CSG Systems Intl Inc.            COM    126349109   3,549,420.00    90,000     x                            90,000
CTS Corp                         COM    126501105     741,562.50    15,000     x                            15,000
Cal Pine                         COM    131347106   1,821,900.00    50,000     x                            50,000
Century Telephone                COM    156686107     612,580.00     8,720     x                             8,720
Chicos Fas                       COM    168615102     215,000.00    10,000     x                            10,000
Children's Place                 COM    168905107   2,472,908.40    91,800     x                            91,800
Cisco Systems                    COM    17275R102     723,882.74     6,607     x                             6,607
Clorox                           COM    189054109     232,032.24     1,980     x                             1,980
Computer Network Tech.           COM    204925101   4,576,275.00   283,800     x                           283,800
Craftmade Intl Inc.              COM    22413E104     159,000.00    10,600     x                            10,600
                                                   -------------
Page Total                                         38,603,109.52


                                                 Navellier Management, Inc.
                                                          FORM 13F
                                                       March 31, 1999

                                 Title                                          Investment Discretion           Voting Authority
                                 of                                             ---------------------      ------------------------
Security                         Class   CUSIP     Market Value    Quantity  Sole  Share  Other  Managers   Sole      Share   None
-------------------------        -----  ---------  -------------   --------  ----  -----  -----  --------  --------  ------- ------

Cybex Corp.                      COM    232522102   1,569,575.00    87,500     x                               87,500
D&K Healthcare Resources, Inc.   COM    232861104   1,856,250.00    75,000     x                               75,000
Dataram Corp.                    COM    238108203     136,400.00    17,600     x                               17,600
Dayton Hudson Corp               COM    239753106     211,534.37     3,175     x                                3,175
Dell Computer                    COM    247025109   1,095,450.00    26,800     x                               26,800
E. W. Blanch Holdings            COM    093210102   1,050,000.00    20,000     x                               20,000
EMC Corp                         COM    268648102     776,081.25     6,075     x                                6,075
Eagle Hardware                   COM    26959B101     267,316.00     7,000     x                                7,000
Eagle Point Software Corp        COM    269824108     123,525.00    18,300     x                               18,300
Frontier Airplanes               COM    359065109   2,962,500.00   300,000     x                              300,000
Gap                              COM    364760108     258,481.92     3,840     x                                3,840
Gilat Communications Ltd.        COM    M50876107     259,246.80    18,600     x                               18,600
Harley Davidson Inc.             COM    412822108     240,975.00     4,200     x                                4,200
Home Depot                       COM    437076102   4,590,626.25    73,745     x                               73,745
Hooper Holmes                    COM    439104100   1,171,875.00    75,000     x                               75,000
Houghton Miffin Co.              COM    441560109   1,875,000.00    40,000     x                               40,000
ITI Technologies                 COM    450564109     240,000.00     8,000     x                                8,000
Icos Corp                        COM    449295104     337,500.00    10,000     x                               10,000
Identix Inc.                     COM    451906101     114,356.25    17,100     x                               17,100
Jakks Pacific Inc.               COM    47012E106     616,050.00    33,300     x                               33,300
John Wiley & Sons Inc.           COM    968223206     336,000.00     8,000     x                                8,000
K-Swiss Inc.                     COM    482686102   1,010,000.00    40,000     x                               40,000
Kohls Corp.                      COM    500255104     214,396.87     3,025     x                                3,025
Labor Ready Inc.                 COM    505401208   3,401,475.00   130,200     x                              130,200
Loronix Information Sys          COM    544183106     687,500.00   100,000     x                              100,000
Macromedia                       COM    556100105     416,199.90     9,185     x                                9,185
Maytag Corp.                     COM    578592107     362,250.00     6,000     x                                6,000
Medimmune Inc.                   COM    584699102   4,823,822.00    81,500     x                               81,500
Miami Computer Supply Corp.      COM    593261100     811,476.60    40,700     x                               40,700
Microsoft Corp.                  COM    594918104     280,526.25     3,130     x                                3,130
Mindspring Enterprises, Inc.     COM    602683104     895,055.20    10,400     x                               10,400
                                                   -------------
Page Total                                         32,991,444.67


                                                 Navellier Management, Inc.
                                                          FORM 13F
                                                       March 31, 1999

                                 Title                                          Investment Discretion           Voting Authority
                                 of                                             ---------------------      ------------------------
Security                         Class   CUSIP     Market Value    Quantity  Sole  Share  Other  Managers   Sole      Share   None
-------------------------        -----  ---------  -------------   --------  ----  -----  -----  --------  --------  ------- ------

MiniMed Inc.                     COM    60365K108     391,256.25     3,850     x                             3,850
Montana Power                    COM    612085100     389,881.25     5,300     x                             5,300
Mysoftware Company               COM    628633109   3,367,000.00   192,400     x                           192,400
NVR Inc                          COM    62944T105     339,106.25     8,050     x                             8,050
New Dimension                    COM    M74295102   1,919,375.00    37,000     x                            37,000
Nokia                            COM    654902204     284,243.75     1,825     x                             1,825
PDS Financial Corp               COM    69329T105     228,150.00   101,400     x                           101,400
PP&L Resources Inc               COM    693499105     237,600.00     9,600     x                             9,600
Peregrine Systems Inc            COM    71366Q101     336,250.00    10,000     x                            10,000
Plantronics Inc                  COM    727493108   1,094,843.75    17,500     x                            17,500
Plexus Corp.                     COM    729132100   1,109,425.00    39,800     x                            39,800
Polycom Inc                      COM    73172K104   1,261,312.50    67,270     x                            67,270
Priority Healthcare Corp.        COM    74264T102   2,580,019.25    57,017     x                            57,017
Progress Software                COM    743312100     556,237.50    16,300     x                            16,300
Proxim Inc.                      COM    744284100     287,500.00    10,000     x                            10,000
QLogic Corp                      COM    747277101   2,878,320.00    42,880     x                            42,880
Quicksilver, Inc.                COM    74838C106   2,112,500.00    50,000     x                            50,000
RF Micro Devices Inc.            COM    749941100   6,985,224.00    73,000     x                            73,000
RealNetworks Inc                 COM    75605L104     427,656.25     3,500     x                             3,500
Resmed Inc.                      COM    761152107   1,134,237.50    40,150     x                            40,150
Roberts Pharmaceutical Inc.      COM    770491108   1,348,750.00    65,000     x                            65,000
SDL  Inc.                        COM    784076101   2,722,500.00    30,000     x                            30,000
Safeguard Scientifics Inc.       COM    786449108   3,712,500.00    55,000     x                            55,000
Salton/Maxim Housewares          COM    795757103   1,771,755.00    72,500     x                            72,500
SkyWest Inc.                     COM    830879102   1,155,000.00    40,000     x                            40,000
Sonic Automotive Inc             COM    83545G102     224,750.00    14,500     x                            14,500
Sprint Corp                      COM    852061100   1,962,500.00    20,000     x                            20,000
Symbol Tech                      COM    871508107     697,050.00    15,490     x                            15,490
TCA cable TV Inc.                COM    872241104     391,500.00     9,000     x                             9,000
TSI Intl Software LTD            COM    872879101   2,098,937.50    43,000     x                            43,000
Taco Cabana Inc.                 COM    873425102     255,562.50    29,000     x                            29,000
                                                   -------------
Page Total                                         44,260,943.25


                                                 Navellier Management, Inc.
                                                          FORM 13F
                                                       March 31, 1999

                                 Title                                          Investment Discretion           Voting Authority
                                 of                                             ---------------------      ------------------------
Security                         Class   CUSIP     Market Value    Quantity  Sole  Share  Other  Managers   Sole      Share   None
-------------------------        -----  ---------  -------------   --------  ----  -----  -----  --------  --------  ------- ------

Tarrant Apparel Group            COM    876289109   2,457,000.00    58,500     x                            58,500
Telespectrum Worldwide Inc.      COM    87951U109     85,6250.00   100,000     x                           100,000
Tractor Supply Co.               COM    892356106   3,323,125.00   130,000     x                           130,000
TranSwitch Corp.                 COM    894065101     429,875.00     9,500     x                             9,500
Universal Forest Products        COM    913543104     615,000.00    30,000     x                            30,000
VISX Inc.                        COM    92844S105   5,593,276.00    52,000     x                            52,000
Vanguard Cellular Systems        COM    922022108     752,991.84    27,570     x                            27,570
Vodafone Group - ADR             COM    92857T107     216,851.25     1,155     x                             1,155
Waters Corp                      COM    941848103   1,289,123.01    12,270     x                            12,270
Xircom Inc                       COM    983922105   1,812,517.50    72,140     x                            72,140
Xomed Surgical Products Inc.     COM    98412V107     235,500.00     6,000     x                             6,000
                                                   -------------
                                                  133,437,007.04

                                                  -------------
GRAND TOTAL                                      133,437,007.04
                                                  =============

                                                  -------------
Page Total                                        17,581,509.60
